FAIR VALUE MEASUREMENTS (Details) - Schedule of company's assets and liabilities - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Total assets	$ 5,005,000	$ 53,553,000	$ 68,322,000
Level 1 | Marketable securities held in Trust Account [Member] | Northern Genesis Acquisition Corp II [Member]
Assets:
Total assets	414,028,694
Level 1 | Public Warrants [Member] | Northern Genesis Acquisition Corp II [Member]
Liabilities:
Total liabilities	14,766,000
Level 2 | FPA Liability [Member] | Northern Genesis Acquisition Corp II [Member]
Liabilities:
Total liabilities	713,333
Level 3 | Warrant liability - Private Placement Warrants [Member] | Northern Genesis Acquisition Corp II [Member]
Liabilities:
Total liabilities	$ 7,489,067